REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
Disclosure of revenue
	Year ended December 31
	2025	2024	2023
	USD thousands

Programmatic	340,627	324,466	299,005
Performance	24,153	41,011	32,988

	364,780	365,477	331,993